Related Party Transactions (Details) - USD ($)	1 Months Ended	12 Months Ended
	Oct. 31, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Rent expense		$ 21,061,000	$ 21,697,000	$ 25,318,000
NASDI And Yankee [Member]
Related Party Transaction [Line Items]
Rent and property taxes				375,000
Lease termination fees	$ 490,000
Rent expense		0	0
Terra Contracting LLC [Member]
Related Party Transaction [Line Items]
Rent expense		$ 195,000	243,000	243,000
Great Lakes Environmental & Infrastructure, LLC [Member]
Related Party Transaction [Line Items]
Lease termination date		Nov. 11, 2016
Magnus Real Estate Group LLC [Member]
Related Party Transaction [Line Items]
Rent expense		$ 506,000	$ 402,000	$ 46,000